UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06457

Nuveen Premier Insured Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.8% (0.5% of Total Investments)
$ 2,200	Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%, 8/01/30 – AMBAC Insured	8/15 at 100.00	AA+	$ 2,288,726
	Arizona – 3.9% (2.5% of Total Investments)
2,000	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AAA	2,053,600
4,370	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds,	7/15 at 100.00	AAA	4,577,531
	Series 2005, 4.750%, 7/01/25 – NPFG Insured
5,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	4,503,000
	7/01/40 – FGIC Insured
11,370	Total Arizona			11,134,131
	Arkansas – 1.5% (1.0% of Total Investments)
4,020	Northwest Community College District, Arkansas, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	A+	4,266,908
	5/15/23 – AMBAC Insured
	California – 25.5% (16.6% of Total Investments)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	11,761
	Series 2005AC, 5.000%, 12/01/26 (Pre-refunded 12/01/14) – NPFG Insured
990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	1,043,302
	Series 2005AC, 5.000%, 12/01/26 – NPFG Insured (UB)
1,250	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	A	1,295,463
	Electric Company, Series 1996A, 5.350%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)
1,890	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 34.89	A+	514,666
	2002B, 0.000%, 8/01/30 – FGIC Insured
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	2,698,639
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
1,005	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AAA	1,050,456
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/26 – AGM Insured
1,150	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	591,135
	11/01/23 – AGM Insured
45	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation	No Opt. Call	AAA	46,758
	Bonds, Series 1994A-I, 7.150%, 12/30/24 (Alternative Minimum Tax)
35	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation	No Opt. Call	AAA	36,449
	Bonds, Series 1994A-III, 7.450%, 6/30/25 (Alternative Minimum Tax)
3,590	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	AAA	4,713,311
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	5,911,000
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
8,880	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	11,722,399
	Series 1990B, 7.500%, 8/01/23 (ETM)
7,315	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	8,372,383
	Mortgage Revenue Bonds, Series 1988A, 8.300%, 9/01/14 (Alternative Minimum Tax) (ETM)
8,770	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	11,473,616
	Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
4,300	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	4,349,966
	International Airport, Second Series 2001, Issue 27A, 5.125%, 5/01/19 – NPFG Insured
	(Alternative Minimum Tax)
29,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	5,641,080
	Refunding Bonds, Series 1997A, 0.000%, 1/15/31 – NPFG Insured
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	A	2,065,700
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
4,475	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	3,695,768
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	2,698,705
	2006B, 0.000%, 9/01/21 – NPFG Insured
1,815	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – NPFG Insured	5/13 at 101.00	Aa1	1,835,909
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	3,735,324
	5.000%, 8/01/28 – NPFG Insured
94,350	Total California			73,503,790
	Colorado – 9.7% (6.3% of Total Investments)
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AAA	3,152,430
	Series 2006C-1, Trust 1090, 14.949%, 10/01/41 – AGM Insured (IF)
2,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2002E,	11/12 at 100.00	A+	2,609,825
	5.500%, 11/15/18 – FGIC Insured (Alternative Minimum Tax)
6,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/29	9/10 at 102.00	AAA	6,148,140
	(Pre-refunded 9/01/10) – NPFG Insured
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 –	No Opt. Call	A	5,261,200
	NPFG Insured
4,405	Garfield, Eagle and Pitkin Counties School District RE-1, Roaring Fork, Colorado, General	12/14 at 100.00	AAA	4,674,542
	Obligation Bonds, Series 2005A, 5.000%, 12/15/24 – AGM Insured
2,065	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	2,411,239
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
1,390	Teller County School District RE-2, Woodland Park, Colorado, General Obligation Bonds, Series	12/14 at 100.00	Aa2	1,514,711
	2004, 5.000%, 12/01/22 – NPFG Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2002A, 5.000%, 6/01/19	6/12 at 100.00	Aa2 (4)	1,085,180
	(Pre-refunded 6/01/12) – FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	1,048,950
	FGIC Insured
41,360	Total Colorado			27,906,217
	District of Columbia – 0.2% (0.2% of Total Investments)
665	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	673,419
	Tender Option Bond Trust 1606, 11.356%, 10/01/30 – AMBAC Insured (IF)
	Florida – 5.1% (3.3% of Total Investments)
2,285	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A	2,383,849
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/19 –	10/13 at 100.00	Aa2	1,642,095
	FGIC Insured
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AAA	4,018,720
	5.000%, 10/01/35 (WI/DD, Settling 8/05/10) – AGM Insured
4,240	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%,	10/13 at 100.00	A1	4,669,978
	10/01/17 – NPFG Insured
2,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	2,067,440
14,025	Total Florida			14,782,082
	Georgia – 3.8% (2.5% of Total Investments)
2,700	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AAA	2,833,947
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%,	No Opt. Call	AA+	1,606,716
	2/01/27 – BHAC Insured
6,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/10 at 101.00	A	6,511,765
	Regional Healthcare System, Inc. Project, Series 1999, 5.500%, 8/01/25 – NPFG Insured
10,550	Total Georgia			10,952,428
	Hawaii – 0.8% (0.5% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	1/11 at 100.00	Baa1	2,254,140
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Illinois – 13.2% (8.6% of Total Investments)
4,000	Bridgeview, Illinois, General Obligation Bonds, Series 2002, 5.000%, 12/01/22 – FGIC Insured	12/12 at 100.00	A	4,118,120
8,200	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	Aa2	9,081,664
	6.250%, 1/01/15 – NPFG Insured
1,450	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,522,703
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
21,860	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	17,561,450
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – AGM Insured
2,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	2,538,100
	2/01/35 – FGIC Insured
175	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	176,334
	Project, Series 2002A, 5.250%, 6/15/42 – NPFG Insured
5,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	A	2,911,511
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
43,195	Total Illinois			37,909,882
	Indiana – 4.1% (2.7% of Total Investments)
2,130	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,157,328
	NPFG Insured
	Indiana University, Parking Facility Revenue Bonds, Series 2004:
1,015	5.250%, 11/15/19 – AMBAC Insured	11/14 at 100.00	Aaa	1,146,016
1,060	5.250%, 11/15/20 – AMBAC Insured	11/14 at 100.00	Aaa	1,196,030
1,100	5.250%, 11/15/21 – AMBAC Insured	11/14 at 100.00	Aaa	1,235,971
9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	4,972,341
	AMBAC Insured
1,000	Metropolitan School District Steuben County K-5 Building Corporation, Indiana, First Mortgage	7/14 at 102.00	AAA	1,094,800
	Bonds, Series 2003, 5.250%, 1/15/21 – AGM Insured
15,560	Total Indiana			11,802,486
	Iowa – 1.2% (0.8% of Total Investments)
3,345	Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical Center, Series 2003,	6/13 at 100.00	N/R	3,417,152
	5.000%, 6/15/17 – AMBAC Insured
	Kansas – 0.3% (0.2% of Total Investments)
985	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006,	9/14 at 100.00	Aa3	1,005,734
	5.000%, 9/01/31 – AGM Insured
	Louisiana – 2.8% (1.8% of Total Investments)
885	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	911,293
	2004, 5.250%, 7/01/24 – NPFG Insured
7,160	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – AGM	5/16 at 100.00	AAA	7,229,452
	Insured (UB)
8,045	Total Louisiana			8,140,745
	Maryland – 2.2% (1.4% of Total Investments)
1,200	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	1,173,600
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
5,000	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	A2	5,095,850
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/21 – AMBAC Insured
	(Alternative Minimum Tax)
6,200	Total Maryland			6,269,450
	Massachusetts – 4.5% (2.9% of Total Investments)
2,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA	2,647,200
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	3,669,067
	System, Tender Option Bond Trust 3627, 13.266%, 7/01/29 (IF)
4,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	4,888,004
	5.000%, 8/15/23 – AGM Insured (UB)
1,725	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AAA	1,712,218
	8/01/46 – AGM Insured (UB)
11,960	Total Massachusetts			12,916,489
	Michigan – 3.6% (2.3% of Total Investments)
6,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AA	6,489,860
	9/01/10 – AMBAC Insured (Alternative Minimum Tax)
3,810	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	8/12 at 102.00	Aaa	3,881,819
	Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.500%, 2/20/43 (Alternative
	Minimum Tax)
10,310	Total Michigan			10,371,679
	Minnesota – 1.8% (1.2% of Total Investments)
4,860	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AA–	4,930,664
	Series 2001B, 5.750%, 1/01/15 – FGIC Insured (Alternative Minimum Tax)
130	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	8/10 at 100.00	AA+	130,547
	NPFG Insured
4,990	Total Minnesota			5,061,211
	Missouri – 0.7% (0.5% of Total Investments)
2,000	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/21 –	10/13 at 100.00	A	2,154,360
	NPFG Insured
	Nevada – 5.9% (3.9% of Total Investments)
2,100	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	Aaa	2,121,525
	Series 2002, 5.000%, 6/01/32 – NPFG Insured
900	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+ (4)	995,229
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – NPFG Insured
4,715	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AAA	4,822,031
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
160	0.000%, 1/01/28 – AMBAC Insured	No Opt. Call	N/R	13,926
2,000	5.375%, 1/01/40 – AMBAC Insured (5)	1/11 at 100.00	N/R	479,420
7,990	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	Baa3 (4)	8,692,321
	Corridor Project, Series 2002, 5.250%, 6/01/41 (Pre-refunded 6/01/12) – AMBAC Insured
17,865	Total Nevada			17,124,452
	New Jersey – 2.5% (1.6% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,200	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,261,092
1,200	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,254,840
4,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AAA	4,633,840
	AGM Insured
6,400	Total New Jersey			7,149,772
	New York – 6.8% (4.4% of Total Investments)
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,040,540
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
2,185	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,015,094
	2/15/47 – NPFG Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	5,293,700
	5.000%, 12/01/25 – FGIC Insured
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	11,115,000
	Series 2002F, 5.250%, 11/15/27 (Pre-refunded 11/15/12) – NPFG Insured
18,185	Total New York			19,464,334
	North Carolina – 3.0% (1.9% of Total Investments)
1,775	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	2,200,521
	43W, 13.313%, 7/01/38 (IF)
3,100	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AAA	3,109,207
	Regional Hospital Project, Series 2003, 5.125%, 10/01/32 – AGM Insured
3,050	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	3,230,316
	5/01/22 – AMBAC Insured
7,925	Total North Carolina			8,540,044
	Ohio – 1.5% (1.0% of Total Investments)
4,605	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	A1	4,365,862
	AMBAC Insured (UB)
	Oklahoma – 1.4% (0.9% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,669,120
	7/01/24 – AMBAC Insured
385	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	399,441
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
3,885	Total Oklahoma			4,068,561
	Oregon – 4.2% (2.7% of Total Investments)
	Oregon Health Sciences University, Revenue Bonds, Series 2002A:
5,000	5.000%, 7/01/26 – NPFG Insured	1/13 at 100.00	A1	5,031,450
7,000	5.000%, 7/01/32 – NPFG Insured	1/13 at 100.00	A1	6,926,150
12,000	Total Oregon			11,957,600
	Pennsylvania – 6.0% (3.9% of Total Investments)
1,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A	1,553,265
	5.000%, 12/01/23 – NPFG Insured
6,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	6,022,620
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
4,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	4,246,760
	5.000%, 6/01/26 – AGM Insured (UB)
1,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AAA	1,803,638
	5.000%, 1/01/40 – AGM Insured
2,680	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	2,587,620
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,109,997
	AMBAC Insured
16,980	Total Pennsylvania			17,323,900
	Puerto Rico – 2.7% (1.8% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A	2,591,900
	FGIC Insured
1,000	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	A3	1,048,760
1,175	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AAA	1,218,769
	2010C, 5.125%, 8/01/42 – AGM Insured
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	705,000
	8/01/42 – NPFG Insured
2,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A	2,198,080
	5.500%, 7/01/17 – NPFG Insured
11,675	Total Puerto Rico			7,762,509
	Tennessee – 1.9% (1.2% of Total Investments)
3,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Loans, Oak	6/15 at 100.00	Aa2	3,199,170
	Ridge General Obligation, 2005 Series B9A, Variable Rate Demand Obligations, 5.000%, 6/01/24 –
	AMBAC Insured
2,055	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004, 5.000%, 10/01/22 –	10/14 at 100.00	AAA	2,247,677
	AGM Insured
5,055	Total Tennessee			5,446,847
	Texas – 12.8% (8.3% of Total Investments)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	10/10 at 100.00	A+	12,503,750
	Series 2001A, 5.500%, 11/01/35 – NPFG Insured (Alternative Minimum Tax)
4,040	Harris County, Texas, Subordinate Lien Unlimited Tax Toll Road Revenue Bonds, Tender Options	No Opt. Call	AAA	6,214,570
	Bond Trust 3028, 14.049%, 8/15/28 – AGM Insured (IF)
	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
4,565	5.250%, 12/15/20 – FGIC Insured	12/13 at 100.00	A+	5,039,988
4,800	5.250%, 12/15/21 – FGIC Insured	12/13 at 100.00	A+	5,270,448
7,600	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/16 –	7/11 at 101.00	A+	7,821,160
	FGIC Insured (Alternative Minimum Tax)
33,505	Total Texas			36,849,916
	Utah – 2.1% (1.4% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A,	3/20 at 100.00	AAA	6,087,744
	5.000%, 3/01/33 – AGC Insured
	Washington – 17.2% (11.2% of Total Investments)
5,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AA	5,026,800
	Series 2001B, 5.600%, 1/01/36 – NPFG Insured (Alternative Minimum Tax) (UB)
	King County School District 405, Bellevue, Washington, General Obligation Bonds, Series 2002:
9,285	5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	Aaa	10,267,446
12,785	5.000%, 12/01/20 – FGIC Insured	12/12 at 100.00	Aaa	14,137,781
	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,
	Series 2003:
2,755	5.250%, 12/01/18 – FGIC Insured	6/13 at 100.00	Aa1	3,047,388
2,990	5.250%, 12/01/19 – FGIC Insured	6/13 at 100.00	Aa1	3,301,169
4,715	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	10/11 at 100.00	Aa2	4,929,957
	(Alternative Minimum Tax) (UB)
895	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C,	9/10 at 101.00	A	896,728
	6.000%, 9/01/29 – NPFG Insured (Alternative Minimum Tax)
1,265	Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%, 12/01/18 – FGIC Insured	12/12 at 100.00	AA	1,364,822
1,250	University of Washington, General Revenue Bonds, Tender Option Bond Tust 3005, 10.703%,	6/17 at 100.00	Aaa	1,449,100
	6/01/31 – AMBAC Insured (IF)
5,000	Washington State, General Obligation Bonds, Series 2001C, 5.250%, 1/01/26 – AGM Insured	1/11 at 100.00	AAA	5,105,900
45,940	Total Washington			49,527,091
$ 477,160	Total Investments (cost $425,855,649) – 153.7%			442,479,661
	Floating Rate Obligations – (8.9)%			(25,665,000)
	Other Assets Less Liabilities – 0.4%			1,214,919
	Auction Rate Preferred Shares, at Liquidation Value – (45.2)% (6)			(130,125,000)
	Net Assets Applicable to Common Shares – 100%			$ 287,904,580

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$442,479,661	$ —	$442,479,661

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $401,182,991.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$24,846,457
Depreciation	(9,215,987)
Net unrealized appreciation (depreciation) of investments	$15,630,470

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.4%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Insured Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010